OPTIONS (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Outstanding options	1,750,000	0	0
Executive Officers
Statement Line Items [Line Items]
Outstanding options	900,000
Weighted average exercise price	$ 0.78
Weighted average life remaining	2.62 years
Directors
Statement Line Items [Line Items]
Outstanding options	100,000
Weighted average exercise price	$ 0.40
Weighted average life remaining	2.55 years
Consultants
Statement Line Items [Line Items]
Outstanding options	750,000
Weighted average exercise price	$ 0.70
Weighted average life remaining	2.60 years